Shareholder Report, Line Graph (Details) B297330_Direxion Daily FTSE China Bull 3X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Direxion Daily FTSE China Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily FTSE China Bull 3X Shares NAV
Accumulated Value	$ 839	$ 621	$ 482	$ 5,394	$ 8,030	$ 8,545	$ 8,359	$ 15,030	$ 7,938	$ 10,000	$ 1,230
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	32,272	23,383	21,230	24,862	17,397	15,857	13,870	12,921	10,451	10,000	$ 39,196
FTSE China 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE China 50 Index
Accumulated Value	$ 10,993	$ 8,572	$ 6,794	$ 12,927	$ 13,603	$ 12,341	$ 11,348	$ 12,757	$ 9,981	$ 10,000	$ 14,339